Retirement benefit schemes	12 Months Ended
Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Retirement benefit schemes

12 Retirement benefit schemes

The Group’s subsidiary undertakings operate over 190 retirement benefit arrangements worldwide. The majority of scheme members belong to defined benefit schemes, most of which are funded externally and many of which are closed to new entrants. The Group also operates a number of defined contribution schemes.

The liabilities arising in the defined benefit schemes are determined in accordance with the advice of independent, professionally qualified actuaries, using the projected unit credit method. It is Group policy that all schemes are formally valued at least every three years.

The principal schemes are in the USA, UK, Germany, Canada, The Netherlands and Switzerland. Together, schemes in these territories account for over 85% of the total obligations of the Group’s defined benefit schemes. These obligations consist mainly of final salary pension schemes which provide benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits provided depends on members’ length of service and their salary in the final years leading up to retirement.

In addition, the Group operates several healthcare benefit schemes, of which the most significant are in the USA and Canada. The liabilities in respect of healthcare benefits are also assessed by qualified independent actuaries, applying the projected unit credit method.

All of these arrangements, including funded schemes where formal trusts or equivalents are required, have been developed and are operated in accordance with local practices and regulations where applicable in the countries concerned. For example, in the USA, the main funded pension schemes are the Reynolds American Retirement Plan and the Retirement Income Plan for Certain RAI Affiliates, and the main funded healthcare scheme is the Brown & Williamson Tobacco Corporation Welfare & Fringe Benefit Plan, all of which are established with corporate trustees that are required to run the schemes in accordance with the Plan’s rules and to comply with all relevant legislation, including the Employee Retirement Income Security Act 1974 and US law. Similarly, in the UK, the main pension scheme is the British American Tobacco UK Pension Fund, which is established under trust law and has a corporate trustee that is required to run the scheme in accordance with the Fund’s Trust Deed and Rules and to comply with the Pension Scheme Act 1993, Pensions Act 1995, Pensions Act 2004 and all the relevant legislation.

Responsibility for the governance of the schemes across the Group, including investment decisions and contribution schedules, generally lies with the trustees. The trustees for each arrangement will usually consist of representatives appointed by both the sponsoring company and the beneficiaries. In the USA, the corporate trustees act as custodians with a committee of local management acting in a fiduciary capacity with regard to investment decisions, risk mitigation and administration of the arrangements.

The majority of schemes are subject to local regulations regarding funding requirements. Contributions to defined benefit schemes are determined after consultation with the respective trustees and actuaries of the individual externally funded schemes, and after taking into account regulatory requirements in each territory.

The Group’s contributions to funded retirement benefit schemes in 2019 are expected to be £88 million in total compared to £221 million in 2018.

Contributions to the various funded schemes in the USA are agreed with the relevant corporate Trustee, the named fiduciary, scheme actuaries and the committee of local management after taking account of statutory requirements including the Pensions Protection Act of 2006, as amended. Through its subsidiaries in the USA, the Group intends to make significant regular contributions, when required, with the aim of maintaining a funding status of at least 90%, and becoming fully funded long-term. The Group contributed £87 million to its funded pension plans and £40 million to its funded post-retirement plans in 2018. However, during 2019, the Group does not expect to contribute to its funded pension and post-retirement plans in the USA.

Contributions to the British American Tobacco UK Pension Fund for 2017 and 2016 were agreed with the Trustee as part of a recovery plan to include £30 million a year to cover ongoing service costs, with additional contributions to eliminate a funding shortfall. Additional contributions were £78 million in both 2017 and 2016. These contributions were to be used to achieve the statutory funding objective and thereafter to support attaining a lower risk investment strategy (noted below). With effect from July 2018, the Group will pay £18 million a year to meet the cost of future benefit accruals. Additional annual contributions are payable until the Fund is valued to 115% on a Technical Provisions basis, and are expected to be £11 million in 2019.

Total contributions payable to the UK Pension Fund are secured by a charge over the Group’s Head Office (Globe House) up to a maximum of £150 million. The charge would be triggered in the event that the Group defaults on agreed contributions due to the Fund or if an insolvency event occurs with respect to the UK entity responsible for making the payments. The charge is due to be released in 2039 but may be released earlier by negotiation or if the assets of the Fund are sufficient to achieve certain funding levels. Under the rules of the scheme, any future surplus would be returnable to the Group by refund at the end of the life of the scheme. The funding commitment is therefore not considered onerous, and in accordance with IFRIC 14 no additional liabilities or surplus restriction have been recognised in respect of this commitment.

Payments made to pensioners by the operating companies in Germany, net of income on scheme assets, are deemed to be company contributions to the Contractual Trust Arrangements and are anticipated to be around £25 million in 2019 and ranging from £24 million per annum, decreasing to £21 million in 2023. Contributions to pension schemes in Canada, The Netherlands and Switzerland in total are anticipated to be around £25 million in 2019 and then around £10 million per annum for the four years after that.

The majority of benefit payments are from trustee administered funds, however, there are also a number of unfunded schemes where the sponsoring company meets the benefit payment obligation as it falls due. For unfunded schemes in the USA, UK and Canada, 41% of the liabilities reported at year end are expected to be settled by the Group within 10 years, 29% between 10 and 20 years, 17% between 20 and 30 years, and 13% thereafter.

The funded arrangements in the Group have policies on investment management, including strategies over a preferred long-term investment profile, and schemes in certain territories including Canada and The Netherlands manage their bond portfolios to match the weighted average duration of scheme liabilities. For funded schemes in the USA, the Group employs a risk mitigation strategy which seeks to balance pension plan returns with a reasonable level of funded status volatility. Based on this framework, the asset allocation has two primary components. The first component is the hedging portfolio, which uses extended duration fixed income holdings (typically US Government and investment grade corporate bonds) and to a lesser extent derivatives to match a portion of the interest rate risk associated with the benefit obligations, thereby reducing expected funded status volatility. The second component is the return seeking portfolio, which is designed to enhance portfolio returns. The return seeking portfolio is broadly diversified across asset classes. In addition, the main scheme in the UK had a target investment strategy such that, by 31 December 2018, the scheme would have moved to 20% return-seeking assets and 80% risk-reducing assets. This objective was achieved during the first quarter of 2018 and the Trustee has subsequently selected an investment strategy with a high-level target of broadly 10% return-seeking and 90% risk-reducing assets. Investments are diversified by type of investment, by investment sector, and where appropriate by country.

Through its defined benefit pension schemes and healthcare schemes, the Group is exposed to a number of risks, including:

Asset volatility:

The plan liabilities are calculated using discount rates set by reference to bond yields. If plan assets underperform this yield, e.g. due to stock market volatility, this will create a deficit. However, most schemes hold a proportion of assets which are expected to outperform bonds in the long term, and the majority of schemes by value are subject to local regulation regarding funding deficits.

Changes in bond yields:

A decrease in corporate bond yields will increase scheme liabilities, although this will be partially offset by an increase in the value of the schemes’ bond holdings or other hedging instruments.

Inflation risk:

Some of the Group’s pension obligations are linked to inflation and higher inflation will lead to higher liabilities, although in most cases, caps on the level of inflationary increases are in place in the scheme rules, while some assets and derivatives provide specific inflation protection.

Life expectancy:

The majority of the schemes’ obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the plans’ liabilities. Assumptions regarding mortality and mortality improvements are regularly reviewed in line with actuarial tables and scheme specific experience.

The amounts recognised in the balance sheet are determined as follows:

	Pension schemes		Healthcare schemes		Total

	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m

Present value of funded scheme liabilities	(11,031)	(11,542)	(286)	(326)	(11,317)	(11,868)

Fair value of funded scheme assets	11,747	12,157	178	193	11,925	12,350

	716	615	(108)	(133)	608	482

Unrecognised funded scheme surpluses	(20)	(23)	–	–	(20)	(23)

	696	592	(108)	(133)	588	459

Present value of unfunded scheme liabilities	(531)	(535)	(575)	(622)	(1,106)	(1,157)

	165	57	(683)	(755)	(518)	(698)

The above net asset/(liability) is recognised in the balance sheet as follows:

– retirement benefit scheme liabilities	(982)	(1,065)	(683)	(756)	(1,665)	(1,821)

– retirement benefit scheme assets	1,147	1,122	–	1	1,147	1,123

	165	57	(683)	(755)	(518)	(698)

The net liabilities of funded pension schemes by territory are as follows:

	Liabilities		Assets		Total

	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m

– USA	(4,835)	(5,022)	4,464	4,640	(371)	(382)

– UK	(2,962)	(3,133)	4,016	4,119	1,054	986

– Germany	(949)	(998)	948	945	(1)	(53)

– Canada	(694)	(782)	708	779	14	(3)

– Netherlands	(782)	(769)	793	819	11	50

– Switzerland	(326)	(330)	283	285	(43)	(45)

– Rest of Group	(483)	(508)	535	570	52	62

Funded schemes	(11,031)	(11,542)	11,747	12,157	716	615

Of the Group’s unfunded pension schemes 48% (2017: 47%) relate to arrangements in the UK and 32% (2017: 33%) relate to arrangements in the USA, while 87% (2017: 86%) of the Group’s unfunded healthcare arrangements relate to arrangements in the USA.

The amounts recognised in the income statement are as follows:

	Pension schemes		Healthcare schemes		Total

	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m

Defined benefit schemes

Service cost

– current service cost	95	104	2	–	97	104

– past service cost/(credit), curtailments and settlements	–	11	(1)	–	(1)	11

Net interest on the net defined benefit liability

– interest on scheme liabilities	364	291	33	19	397	310

– interest on scheme assets	(362)	(276)	(8)	(4)	(370)	(280)

– interest on unrecognised funded scheme surpluses	2	2	–	–	2	2

	99	132	26	15	125	147

Defined contribution schemes	87	68	–	–	87	68

Total amount recognised in the income statement (note 3(a))	186	200	26	15	212	215

The above charges are recognised within employee benefit costs in note 3(a) and include a charge of £3 million in 2018 (2017: £12 million charge) in respect of settlements, past service costs and defined contribution costs reported as part of the restructuring costs charged in arriving at profit from operations (note 3(e)). Included in current service costs in 2018 is £16 million (2017: £16 million) of administration costs.

The movements in scheme liabilities are as follows:

	Pension schemes		Healthcare schemes		Total

	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m

Present value at 1 January	12,077	7,510	948	120	13,025	7,630

Differences on exchange	295	(199)	43	(35)	338	(234)

Current service cost	95	105	2	2	97	107

Past service cost/(credit)	–	4	–	–	–	4

Settlements	(10)	7	(1)	–	(11)	7

Interest on scheme liabilities	364	292	33	19	397	311

Contributions by scheme members	2	3	–	–	2	3

Benefits paid	(694)	(523)	(62)	(31)	(756)	(554)

Acquisition of subsidiaries	–	5,211	–	882	–	6,093

Actuarial (gains)/losses

– arising from changes in demographic assumptions	(12)	(418)	(4)	(8)	(16)	(426)

– arising from changes in financial assumptions	(547)	92	(49)	9	(596)	101

Experience gains	(8)	(7)	(49)	(10)	(57)	(17)

Present value at 31 December	11,562	12,077	861	948	12,423	13,025

Changes in financial assumptions principally relate to discount rate movements in both years.

Scheme liabilities by scheme membership:

	Pension schemes		Healthcare schemes		Total

	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m

Active members	1,785	1,928	55	69	1,840	1,997

Deferred members	1,259	1,394	2	3	1,261	1,397

Retired members	8,518	8,755	804	876	9,322	9,631

Present value at 31 December	11,562	12,077	861	948	12,423	13,025

Approximately 95% of scheme liabilities in both years relate to guaranteed benefits.

The movements in funded scheme assets are as follows:

	Pension schemes		Healthcare schemes		Total

	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m

Fair value of scheme assets at 1 January	12,157	7,264	193	14	12,350	7,278

Differences on exchange	262	(170)	8	(7)	270	(177)

Settlements	(10)	(1)	–	–	(10)	(1)

Interest on scheme assets	362	277	8	4	370	281

Company contributions	176	232	45	22	221	254

Contributions by scheme members	–	4	–	–	–	4

Benefits paid	(684)	(509)	(61)	(25)	(745)	(534)

Acquisition of subsidiaries	–	4,574	–	180	–	4,754

Actuarial gains/(losses)	(516)	486	(15)	5	(531)	491

Fair value of scheme assets at 31 December	11,747	12,157	178	193	11,925	12,350

	Pension schemes		Healthcare schemes		Total

	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m

Equities ‒ listed	1,133	2,444	5	6	1,138	2,450

Equities ‒ unlisted	930	1,337	59	71	989	1,408

Bonds ‒ listed	5,925	5,272	11	14	5,936	5,286

Bonds ‒ unlisted	1,672	1,346	84	84	1,756	1,430

Other assets ‒ listed	618	682	10	9	628	691

Other assets ‒ unlisted	1,469	1,076	9	9	1,478	1,085

Fair value of scheme assets at 31 December	11,747	12,157	178	193	11,925	12,350

Scheme assets have been diversified into equities, bonds and other assets and are typically invested via fund investment managers into both pooled and segregated mandates of listed and unlisted equities and bonds.

In the USA, pension plan assets are invested using active investment strategies and multiple investment management firms. Managers within each asset class cover a range of investment styles and approaches. Allowable investment types include global equity, fixed income, real assets, private equity and absolute return. The range of allowable investment types utilised for pension assets provides enhanced returns and more widely diversifies the plan.

In addition, certain scheme assets, including a portion of the assets held in the main UK pension scheme, are further diversified by investing in equities listed on non-UK stock exchanges via investment funds. The main UK scheme also makes use of liability driven investment funds and inflation opportunity funds as part of its investment portfolio.

In the above analysis investments via equity-based investment funds are shown under listed equities, and investments via bond-based investment funds are shown under listed bonds. Other assets include cash and other deposits, derivatives and other hedges, recoverable taxes, reinsurance contracts, infrastructure investments and investment property.

The actuarial gains and losses in both years principally relate to movements in the fair values of scheme assets and actual returns are stated net of applicable taxes and fund management fees. The fair values of listed scheme assets were derived from observable data including quoted market prices and other market data, including market values of individual segregated investments and of pooled investment funds where quoted. The fair values of unlisted assets were derived from cash flow projections of estimated future income after taking into account the estimated recoverable value of these assets.

The movements in the unrecognised scheme surpluses, recognised in other comprehensive income, are as follows:

	Pension schemes			Healthcare schemes			Total

	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m

Unrecognised funded scheme surpluses at 1 January	(23)	(18)	(11)	–	–	–	(23)	(18)	(11)

Differences on exchange	1	3	(4)	–	–	–	1	3	(4)

Interest on unrecognised funded scheme surpluses	(2)	(2)	(2)	–	–	–	(2)	(2)	(2)

Movement in year (note 19)	4	(6)	(1)	–	–	–	4	(6)	(1)

Unrecognised funded scheme surpluses at 31 December	(20)	(23)	(18)	–	–	–	(20)	(23)	(18)

The principal actuarial assumptions (weighted to reflect individual scheme differences) used in the following principal countries are shown below. In both years, discount rates are determined by reference to normal yields on high quality corporate bonds at the balance sheet date. For countries where there is not a deep market in such corporate bonds, the yield on government bonds is used.

	2018						2017

	USA	UK	Germany	Canada	Netherlands	Switzerland	USA	UK	Germany	Canada	Netherlands	Switzerland

Rate of increase in salaries (%)	3.9	3.2	1.7	3.0	2.1	1.3	3.9	3.2	2.5	3.0	2.0	1.3

Rate of increase in pensions in payment (%)	2.5	3.2	1.1	Nil	1.1	Nil	2.5	3.2	1.8	Nil	1.2	Nil

Rate of increase in deferred pensions (%)	–	2.2	1.1	Nil	1.1	–	–	2.2	1.8	Nil	1.2	–

Discount rate (%)	4.3	2.9	1.3	3.8	1.8	0.9	3.7	2.5	1.9	3.3	2.0	0.6

General inflation (%)	2.5	3.2	1.1	2.0	2.0	1.1	2.5	3.2	1.8	2.0	2.0	1.0

	2018						2017

	USA	UK	Germany	Canada	Netherlands	Switzerland	USA	UK	Germany	Canada	Netherlands	Switzerland

Weighted average duration of liabilities (years)	10.8	16.0	8.2	10.5	17.5	12.8	11.3	16.9	13.7	11.0	17.8	13.5

For healthcare inflation in the USA, the assumption is 6.5% (2017: 7.0%) and in Canada, the assumption is 5.0% (2017: 5.0%).

Mortality assumptions are subject to regular review. The principal schemes used the following tables at year-end:

USA	RP-2018 mortality tables without collar or amounts adjusted projected with MP-2018 generational projection (2017: RP-2017 and MP-2017)
UK	S2PA (YOB) with the CMI (2017) improvement model with a 1.25% long term improvement rate (2017: CMI (2016))
Germany	RT Heubeck 2018 G (2017: Heubeck 2005 G)
Canada	CPM-2014 Private Table (both years)
Netherlands	AG Prognosetafel 2018 (2017: AG Prognosetafel 2016)
Switzerland	LPP/BVG 2015 base table with CMI projection factors for mortality improvements with a 1.5% long-term improvement rate (both years)

Based on the above, the weighted average life expectancy, in years, for mortality tables used to determine benefit obligations is as follows:

	USA		UK		Germany		Canada		Netherlands		Switzerland

	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female

31 December 2018

Member age 65 (current life expectancy)	20.7	22.7	22.6	24.1	17.0	20.6	21.5	23.9	20.8	24.5	21.8	23.8

Member age 45 (life expectancy at age 65)	22.3	24.2	24.2	25.4	19.8	22.8	22.5	24.8	23.1	26.5	23.6	25.6

31 December 2017

Member age 65 (current life expectancy)	20.7	22.7	22.7	24.2	19.3	23.3	21.4	23.8	20.8	24.8	21.7	23.7

Member age 45 (life expectancy at age 65)	22.3	24.2	24.3	25.5	21.9	25.8	22.5	24.8	23.3	27.0	23.5	25.5

For the remaining territories, typical assumptions are that real salary increases will be from 0.5% to 6.3% (2017: 0.5% to 4.0%) per annum and discount rates will be from 0.6% to 7.6% (2017: 0.5% to 10.0%) above inflation. Pension increases, where allowed for, are generally assumed to be in line with inflation. Assumptions of life expectancy are in line with best practice in each territory.

The valuation of retirement benefit schemes involves judgements about uncertain future events. Sensitivities in respect of the key assumptions used to measure the principal pension schemes as at 31 December 2018 are set out below. These sensitivities show the hypothetical impact of a change in each of the listed assumptions in isolation, with the exception of the sensitivity to inflation which incorporates the impact of certain correlating assumptions such as salary increases. While each of these sensitivities holds all other assumptions constant, in practice such assumptions rarely change in isolation, while asset values also change, and the impacts may offset to some extent.

	1 year increase £m	1 year decrease £m	0.25 percentage point increase £m	0.25 percentage point decrease £m

Average life expectancy – increase/(decrease) of scheme liabilities	339	(340)

Rate of inflation – increase/(decrease) of scheme liabilities			169	(159)

Discount rate – (decrease)/increase of scheme liabilities			(267)	286

A one percentage point increase in healthcare inflation would increase healthcare scheme liabilities by £42 million, and a one percentage point decrease would decrease liabilities by £36 million. The income statement effect of this change in assumption is not material.